Other financial information- Commitments given and received (Details) - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2026	Jun. 30, 2025	Dec. 31, 2024	Apr. 30, 2021
Disclosure of associates [line items]
Total commitments given			€ 220,180	€ 187,248
Total commitments received			354	326
CRO
Disclosure of associates [line items]
Total commitments given			181,617	156,870
CMO
Disclosure of associates [line items]
Total commitments given			5,810	5,332
Lease
Disclosure of associates [line items]
Total commitments given			5,622	6,570
Others
Disclosure of associates [line items]
Total commitments given			27,132	18,476
Agreements concerning the provision of facilities
Disclosure of associates [line items]
Total commitments received			354	326
Purchase Commitment
Disclosure of associates [line items]
Total commitments given			26,900	18,500
Contract CRO with Pharmaceutical Research Associates B.V.
Disclosure of associates [line items]
Total commitments given	€ 276,200		181,600
Amount committed to pay					€ 13,300
Bonus or malus capped amount	3,400
Commitments, amount payable by other party within same agreement	€ 22,500
Contract CRO with Pharmaceutical Research Associates B.V. | Forecast
Disclosure of associates [line items]
Bonus or malus capped amount		€ 700
Supplier Fisher Clinical | Purchase Commitment
Disclosure of associates [line items]
Total commitments given			8,300	9,800
Supplier Marken SAS | Purchase Commitment
Disclosure of associates [line items]
Total commitments given			€ 5,300	€ 0